TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade Receivables and Other Current assets

	12/31/2025	12/31/2024
Trade receivables:
Other receivables from the Codere Group companies (Note 14)	954	1,149
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset (VAT)	5,405	5,150
Prepayments	1,507	2,197
Other receivables	74	725
Total	7,841	9,122

Disclosure of groups trade receivables

Currency	12/31/2025	12/31/2024
EUR	4,379	3,524
ILS	175	470
ARS	86	590
USD	420	183
MXN	1,886	3,672
COP	895	683
Total	7,841	9,122

Disclosure of impairment of accounts receivable

Expected credit loss as of 12/31/2023	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2024	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2025	99